Note 5 - Acquisition-Related Items	12 Months Ended
Dec. 31, 2013
Business Combination Disclosure Acquisition Related Items [Abstract]
Business Combination Disclosure Acquisition Related Items [Text Block]
5.	Acquisition-related items

Acquisition-related expense (income) is comprised of the following:

	2013	2012	2011

Contingent consideration compensation expense	$6,181	$5,096	$2,819
Contingent consideration fair value adjustments	1,801	3,645	969
Transaction costs	3,336	5,032	861
Reclassification from accumulated other comprehensive loss	-	2,553	-
Gain on revaluation of previously held equity investment (note 3)	(820)	-	-
	$10,498	$16,326	$4,649

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as acquisitions made in the preceding four years.

On March 28, 2012, CI UK entered into an administration process, and as a result the Company’s 29.5% equity investment, held since October 2009, ceased.  As such, the company released $2,553 of accumulated other comprehensive loss related to this investment into earnings.